S-K 1603(a) SPAC Sponsor	Sep. 22, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Cantor EP Holdings V, LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the Delaware Limited Liability Company Act and other applicable law, our sponsor’s business is focused on investing in us.